COMMITMENTS AND CONTINGENCIES - Indemnifications (Details) - Indemnification Agreement - USD ($) $ in Millions	Jan. 03, 2021	Dec. 29, 2019
SunPower
Guarantor Obligations [Line Items]
Indemnification lability	$ 1.9
Total
Guarantor Obligations [Line Items]
Indemnification lability		$ 1.1